Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2012 Y	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Stock Option Tax Benefits	Apr. 30, 2012 Canada	Oct. 31, 2012 Canada	Oct. 31, 2012 U.S.	Oct. 31, 2011 U.S.
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,300				$ 189	$ 189
Income tax benefit (expense)	(1,780)	1,417	(23)				(1,973)	1,537
Tax Adjustments, Settlements, and Unusual Provisions		42
Undistributed earnings of foreign subsidaries	507
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	319
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	95
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	169
State net operating loss Carryforward period, minimum	5
State net operating loss Carryforward period, maximum	20
Net operating loss carry forwards	583	273		61
Deferred Tax Assets, Valuation Allowance	2,664	344
Adjustments to valuation allowances	2,207	(1,499)	(73)
Adjustments to Additional Paid in Capital, Other	(26)	45
Income Taxes Percent Likelihood Of Being Realized Upon Settlement	50.00%
Liability for uncertain tax positions	49	82
offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments	10
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	6
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ (11)	$ 2
Liability for Uncertain Tax Benefits Time Range	12 months